EARNINGS PER SHARE	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 7        EARNINGS PER SHARE

Basic earnings per share data for each period presented is computed using the weighted average number of shares of common stock outstanding during each such period. Diluted earnings per share data is computed using the weighted average number of common and dilutive common equivalent shares outstanding during each period. Dilutive common-equivalent shares consist of shares that would be issued upon the exercise of stock options and warrants, computed using the treasury stock method. A reconciliation of basic and diluted earnings per share is as follows:

	For the Three Months Ended
	December 31,
	2024	2023
Numerator:
Loss from continuing operations	$(898,000)	$(365,000)
Income from discontinued operations, net of tax	190,000	11,000
Net loss	$(708,000)	$(354,000)

Denominator:
Weighted average common shares outstanding	1,101,000	1,101,000
Dilutive common share equivalents	–	–
Weighted average dilutive shares outstanding	1,101,000	1,101,000

Basic (loss) / earnings per share:
Basic loss per share from continuing operations	$(0.82)	$(0.33)
Basic earnings per share from discontinued operations	0.18	0.01
Basic loss per share	$(0.64)	$(0.32)

Diluted (loss) / earnings per share:
Diluted loss per share from continuing operations	$(0.82)	$(0.33)
Diluted earnings per share from discontinued operations	0.18	0.01
Diluted loss per share	$(0.64)	$(0.32)

The following securities were excluded from the calculation of diluted earnings per share in each period because their inclusion would have been anti-dilutive:

	For the Three Months Ended December 31,
	2024	2023
Options	129,000	125,500
Warrants	7,500	7,500
Total potentially dilutive shares	136,500	133,000

NOTE 11        EARNINGS PER SHARE

Basic earnings per share data for each period presented is computed using the weighted average number of shares of common stock outstanding during each such period. Diluted earnings per share data is computed using the weighted average number of common and dilutive common equivalent shares outstanding during each period. Dilutive common equivalent shares consist of shares that would be issued upon the exercise of stock options and warrants, computed using the treasury stock method, and the conversion of preferred stock, using the if-converted method. A reconciliation of basic and diluted earnings/loss per share is as follows:

	For the Fiscal Years Ended
	September 30,
	2024	2023
Numerator:
Loss from continuing operations	$(2,166,179)	$(62,129)
Income/(loss) from discontinued operations, net of tax	215,592	(3,674,528)
Net loss	$(1,950,587)	$(3,736,657)

Denominator:
Weighted average common shares outstanding	1,101,069	1,101,069
Dilutive common share equivalents	–	–
Weighted average dilutive shares outstanding	1,101,069	1,101,069

Basic loss per share:
Basic loss per share from continuing operations	$(1.97)	$(0.06)
Basic income/(loss) per share from discontinued operations	0.20	(3.33)
Basic loss per share	$(1.77)	$(3.39)

Diluted loss per share:
Diluted loss per share from continuing operations	$(1.97)	$(0.06)
Diluted income/(loss) per share from discontinued operations	0.20	(3.33)
Diluted loss per share	$(1.77)	$(3.39)

The following securities were excluded from the calculation of diluted earnings per share in Fiscal 2024 and Fiscal 2023 because their inclusion would have been anti-dilutive:

	For the Fiscal Years Ended
	September 30,
	2024	2023
Options	81,400	92,300
Warrants	7,500	7,500
Total potentially dilutive shares	88,900	99,800